Accruals And Other Payables - Summary of accruals and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 25, 2019 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 94,133	$ 14,427	¥ 30,166
Accrued external research and development activities related expenses	218,583	33,499	144,000
Accrued initial public offering costs payable	0	0	17,504
Accrued private placement offering costs payable	128,786	19,737		¥ 0
Withholding IIT payable related to stock options	0	0	16,201
Non-refundable incentive payment from depositary bank	2,424	371	0
Accrued traveling expenses, office expenses and others	116,632	17,875	65,682
Accounts Payable and Accrued Liabilities, Current	560,558	85,909	273,553
Non-current:
Non-refundable incentive payment from depositary bank	7,474	1,145	0
Advance payment received from an employee for exercise of stock options	1,501	230	¥ 0
Accounts Payable and Accrued Liabilities, Non-current	8,975	1,375
Total	¥ 569,533	$ 87,284